Guggenheim Limited Duration Fund Average Annual Total Returns - A C Inst P Shares [Member]		12 Months Ended	60 Months Ended	116 Months Ended	120 Months Ended
	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024 [3]	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)		1.35%	[1]
Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.39%	1.53%		1.61%	[2]
Class A
Prospectus [Line Items]
Average Annual Return, Percent		3.35%	2.36%		2.38%
Performance Inception Date	Dec. 16, 2013
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.62%	1.16%		1.23%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.96%	1.29%		1.31%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		3.93%	2.06%		1.85%
Performance Inception Date	Dec. 16, 2013
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		5.98%	3.08%		2.87%
Performance Inception Date	Dec. 16, 2013
Class P
Prospectus [Line Items]
Average Annual Return, Percent		5.67%	2.82%	2.54%
Performance Inception Date	May 01, 2015

[1]	Performance of the benchmark index is shown for the same periods as shown for performance of Class A shares.
[2]	Performance of the benchmark index is shown for the same periods as shown for performance of Class A shares.
[3]	Performance reflects return since inception of Class P shares.